Guarantee deposits (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Current assets:
Credit letters deposits		$ 1,127,302	$ 829,918
Aircraft maintenance deposits paid to lessors (Note 1j)		434,866	279,390
Deposits for rental of flight equipment		34,723	23,584
Other guarantee deposits		28,995	9,064
Total	$ 78,990	1,625,886	1,141,956
Non-current assets:
Aircraft maintenance deposits paid to lessors		8,320,612	7,641,544
Deposits for rental of flight equipment		1,029,323	741,871
Other guarantee deposits		23,219	41,323
Total	$ 455,372	9,373,154	8,424,738
Total guarantee deposits		$ 10,999,040	$ 9,566,694